CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2014
Convertible Debentures [Abstract]
Convertible Debentures [Text Block]
NOTE 4             CONVERTIBLE DEBENTURES

Between December 12, 2013 and June 30, 2014, we completed a private offering with a group of accredited investors (the “2013 Investors”) in which we sold the 2013 Debentures together with the 2013 Warrants for total net proceeds of $3,600,000 (the “2013 Debenture Private Placement”).

Each 2013 Debenture bore interest at 9.5% per annum, accruing monthly, and may be converted at the option of the holder, at any time, into shares of our common stock at a conversion price of $1.50 per share, subject to certain adjustments. Each 2013 Debenture was exercisable for a period of three years from the original issuance date. The first interest payment became due six months from the original issuance date and continues to be payable monthly, unless we choose to roll the accrued interest into the principal amount. On the maturity date, we were required to pay to the holders of the 2013 Debentures the outstanding principal amount together with any accrued but unpaid interest owed on the 2013 Debenture, either in cash or by converting the amount owed into shares of our common stock using a conversion price of $1.50 per share.

Each 2013 Investor also received a 2013 Warrant to purchase the number of shares of our common stock equal to 15% of the face value of such investor’s 2013 Debenture divided by the exercise price of $1.65 per share, which is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change. The 2013 Warrants are exercisable for a period of five years from the original issuance date. We issued 2013 Warrants having the right to acquire, in the aggregate, 327,273 shares of our common stock, which, if exercised, will provide us with gross proceeds of approximately $245,455 at the adjusted exercise price of $.75 discussed below. Proceeds from the 2013 Debenture Private Placement were used for working capital purposes and to implement our business plan.

In connection with the 2013 Debenture Private Placement, we also issued warrants to purchase 199,243 shares of our common stock to Source Capital, Inc., our placement agent, as compensation for its services (the “2013 Debenture Placement Warrants”). The 2013 Debenture Placement Warrants were exercisable for a period of four years at an exercise price of $1.65 per share of our common stock. If exercised, the 2013 Debenture Placement Warrants will provide us with gross proceeds of approximately $149,432 at the adjusted exercise price of $.75.

Effective December 1, 2014, we entered into the Debenture and Warrant Amendment with all the 2013 Investors. Pursuant to the Debenture and Warrant Amendment, on December 9, 2014, each 2013 Debenture automatically converted into shares of Series A Preferred Stock at a conversion price of $1.00 per share, and any accrued but unpaid interest on the 2013 Debentures was carried forward as an accrued dividend on the Series A Preferred Stock. We also amended the terms of the 2013 Warrants to reduce the exercise price from $1.65 per share of our common stock to $1.00 per share of our common stock, which were adjusted again to $.75 as of January 23, 2015 per the anti-dilution provisions in the 2013 Warrants. As inducement to enter into the Debenture and Warrant Amendment, we issued to the 2013 Investors the Inducement Warrants to purchase an aggregate of 218,165 shares our common stock at an exercise price of $1.00 per share, which were also adjusted to $.75 as of January 23, 2015 per the anti-dilution provisions. If exercised, the Inducement Warrants will provide us with gross proceeds of approximately $163,623. Each holder received an Inducement Warrant to acquire the number of shares of our common stock equal to 66.67% of the number of shares issuable under such holder’s 2013 Warrant, which is exercisable for a period of five years. As a result of  the Debenture and Warrant Amendment, we issued an aggregate of 3,600,000 shares of our Series A Preferred Stock in exchange for the cancellation of the debentures, based on the conversion rate of $1.00 per share. The conversion rate adjusted to $.97 as of January 23, 2015 per the broad based anti-dilution provision of the Series A Preferred Stock. We did not receive any proceeds from the conversion.

On December 9, 2014 an additional $400,000 debentures plus a total of $3,592 interest were converted and we issued an aggregate of 403,592 shares of our Series A Preferred Stock, in exchange for the cancellation of the debentures, based on conversion price of $1.00 per share. We did not receive any proceeds from the conversion.

We incurred financing costs in connection with the issuance of the convertible debentures of $286,020, which we paid in a combination of cash and warrants to purchase 199,243 shares of our common stock. The deferred costs have been capitalized in the accompanying balance sheets and were being amortized to interest expense using the effective interest method over the 3 year life of the debt and 5 year life of the warrants. The fair value of the conversion option and warrants on the date issued to the debenture holders totaled $141,082 and was discounted from the carrying value of the debenture and amortized into interest expense over the 3 year life of the debt and 5 year life of the warrants using the effective interest method. In connection with the conversion of the Convertible Debentures to Preferred Stock, the Company incurred $333,675 in costs related to the write off of the remaining Deferred Financing Costs and the remaining Debt Discount. This has been reflected in the Statements of Operations as a Loss on Debt Conversion.

The fair value of the debenture conversion option and warrants is carried on the face of the accompanying balance sheet as derivative liability of $39,804 at December 31, 2013. The fair value of the warrants as of December 31, 2014 was $112,009. Any change in the fair value of the derivative liability is reported as a gain or loss on derivative liability in the accompanying statement of operations. We recognized a gain on derivative liability of $100,598 and loss on derivative liability of $241 during the years ended December 31, 2014 and 2013, respectively.

The warrants described above contain anti-dilution provisions, which provide that in the event that we issue additional equity securities, other than certain excluded issuances, the exercise price of the warrants will be reduced to equal the effective price at which the additional equity securities were deemed issued. Such effective price will be calculated as the quotient obtained by dividing the total number of additional equity securities by the consideration received by us for such issuance.

In addition, the warrants described above contain certain piggy-back registration rights with respect to the shares of common stock issuable upon exercise of the warrants.

Warrants issued to holders in connection with the Debentures contained provisions that protect holders from a decline in the issue price of its common stock and common stock equivalents (or “down-round” provisions). We account for these warrants as liabilities instead of equity. The down-round provisions reduce the exercise price of a warrant if we either issue equity shares for a price that is lower than the exercise of those instruments or issue new warrants or convertible instruments that have a lower exercise or conversion price.

We recognize these warrants as a liability equal to their fair value on each reporting date. The warrant liability initially recognized at issuance totaled $36,331. We re-measured the fair value of these warrants as of December 1, 2014 and recorded other expense of $27,281 resulting from the increase of the liability associated with the fair value of the warrants for the year. We computed the value of the warrants using the Black-Scholes method, including the probability the warrants would be exercised. The following key assumptions are used:

For the year ended
December 31, 2014
Number of shares underlying warrants	327,273
Exercise price	$1.00
Volatility	20.11% -20.47%
Risk-free interest rate	1.38% - 1.65%
Expected dividend yield	0%
Expected warrant life (years)	3.5 - 4

Our recurring fair value measurements at December 31, 2014 related only to the original warrants issued to the holders and had a fair value of $63,612. The inputs used in measuring the fair value of these warrants are of Level 3, significant unobservable inputs.

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The tables reflect gains and losses for the twelve months for financial liabilities categorized as Level 3 as of December 31, 2014.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of December 31, 2013	$15,320
Initial measurement of additional warrants	21,011
Increase in fair value of warrants	27,281
Balance as of December 31, 2014	$63,612